NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
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NON-CONTROLLING INTERESTS
16.	NON-CONTROLLING INTERESTS
During the year ended December 31, 2016, the Company incorporated four new wholly owned subsidiaries in Canada and transferred certain exploration and evaluation assets to three of its wholly owned subsidiaries (Note 5). As at December 31, 2019, NexGen held 100% ownership of the subsidiaries with the exception of IsoEnergy, where it retained 52.03% of IsoEnergy’s outstanding common shares (December 31, 2018 – 53.35%) (Note 4(b)).
During the year ended December 31, 2017, IsoEnergy issued 999,999 of its flow-through common shares to unrelated third parties in exchange for gross proceeds of $1,100,000. A further 3,000,000 and 1,000,000 of its common shares were issued for the acquisition of the Radio and Geiger properties, respectively.
During the year ended December 31, 2018, IsoEnergy issued 10,848,200 of its flow-through common shares to unrelated third parties, 102,600 common shares to related parties and 7,022,520 to the Company in exchange for gross proceeds of $7,710,764. IsoEnergy issued a further 3,330,000 common shares for the acquisition of Dawn Lake North Block which is contiguous with IsoEnergy’s Geiger property and 1,000,000 of its common shares for the acquisition of the Laroque East uranium exploration property (see Note 5(c)).
During the year ended December 31, 2019, IsoEnergy issued 8,403,000 of its common shares to unrelated third parties, 60,000 common shares to related parties and 7,371,858 to the Company in exchange for gross proceeds of $6,748,977. IsoEnergy issued a further 68,774 common shares to outsiders related to exercised warrants.
For financial reporting purposes, the assets, liabilities, results of operations, and cash flows of the Company’s wholly owned subsidiaries and non-wholly
owned subsidiary, IsoEnergy, are included in NexGen’s consolidated financial statements. Third party investors’ share of the net earnings of IsoEnergy is reflected in the loss and comprehensive loss attributable to non-controlling
interests in the consolidated statements of loss and comprehensive loss.

Summarized financial information for IsoEnergy Ltd. is as follows:

	2019	2018
Cash and cash equivalents	$6,587,000	$6,405,000
Other current assets	209,000	155,000
Non-current assets	48,208,000	43,511,000
Total assets	$55,004,000	$50,071,000

Current liabilities	650,000	817,000
Non-current liabilities	867,000	199,000
Total liabilities	$1,517,000	$1,016,000

Loss from operations	$2,097,000	$2,142,000
Loss and comprehensive loss	2,162,000	1,832,000

Net cash flow from operating activities	(1,915,000)	(1,679,000)
Net cash flow from investing activities	(4,236,000)	(2,522,000)
Net cash flow from financing activities	6,333,000	7,282,000
Net increase (decrease) in cash and cash equivalents	$182,000	$3,081,000